Average Annual Total Returns{- Fidelity Flex Freedom Blend 2005 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2005 Fund	Fidelity Flex Freedom Blend 2005 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2005 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2005 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2005 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2005 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2005 Fund After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0556 Past 1 year	F0556 Since Inception
Total	9.80%	6.85%	[1]	8.53%	5.34%	[1]	6.03%	4.78%	[1]	7.51%	4.79%	[1]	9.18%	6.77%	[1]

[1]	(a)From June 8, 2017